Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (7,588)	$ (17,557)	$ (43,314)	$ (29,773)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	197	156	763	96
Interest on revolving credit line	597
Impairment of property and equipment			485
Impairment of goodwill	0		1,545
Liability for minimum royalties	54	12	82	53
Interest and royalty expenses related to receivables financing facility			375	1,006
Stock-based compensation	1,568	235	1,234	2,612
Impairment of investment in affiliated company			1,658	2,718
Revaluation of investment in affiliated company to fair value				(1,623)
Impairment of intangible IPR&D, net of taxes			450	8,157
Expiration of call options to acquire potential acquire				3,000
Issuance of ordinary shares as part of joint ventures agreements
Share in losses of affiliated company		66		105
Modification of terms relating to straight loan transaction		(6)	88
Direct and incremental issuance costs allocated to conversion feature of convertible bridge loan		169
Change in fair value, amortization of discounts and accrued interest on convertible bridge loans	6,127	15,033
Modification of convertible bridge loans transactions				(3,375)
Exchange differences relating to loans from shareholders				40
Change in fair value, amortization of discounts and accrued interest on convertible bridge loans			25,575	11,196
Amortization of discounts and accrued interest on straight loans	164	861	2,657	1,170
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities			870	487
Change in fair value of derivative warrants liability and fair value of warrants expired		(201)	(301)	201
Change in fair value of liability related to conversion feature of convertible bridge loans	(3,431)	(977)	(2,180)	(355)
Decrease (increase) in trade receivables	1,035	(41)	(2,076)	(537)
Increase in inventories	(38)	(1,054)	(1,066)	(378)
Decrease (increase) in other current assets	(294)	670	791	(385)
Increase (decrease) in accounts payable	1,024	(389)	(100)	1,405
Decrease in deferred revenues		(844)	(844)	844
Increase (decrease) in other current liabilities	(678)	687	2,106	778
Operating lease liabilities			(22)
Net cash used in operating activities	(1,263)	(3,180)	(11,224)	(2,558)
Cash flows from investing activities:
Purchase of property and equipment	(244)	(658)	(1,097)	(2,030)
Cash used in purchased of subsidiary consolidated for the first time			(2,426)
Purchase of intangible IPR&D				(450)
Investment in affiliated companies				(911)
Investment in other companies		(231)	(1,183)	(225)
Net cash used in investing activities	(244)	(889)	(4,706)	(3,616)
Cash flows from financing activities:
Proceeds from straight loans, net	725	1,677	2,486	2,617
Proceeds (repayment) of Receivables financing facility	879	(1,056)
Repayment of convertible bridge loans		(677)
Repayments of right of use asset arising from operating leases	(23)
Repayment of straight loans	(189)	(941)	(3,557)	(2,317)
Proceeds from issuance of units consisting of straight loans and stock warrants				2,033
Proceeds from issuance of units consisting of convertible bridge loans, stock warrants and shares, net		4,012	16,000	2,390
Proceeds from issuance of units consisting of ordinary shares and stock warrants				30
Proceeds from issuance of ordinary shares through equity line		255	255	2,339
Net cash provided by financing activities	1,392	3,270	15,184	7,092
Change in cash, cash equivalents	(115)	(799)	(746)	918
Cash, cash equivalents at beginning of period	189	935	935	17
Cash, cash equivalents at end of period	74	136	189	935
Supplemental disclosure of non-cash activities:
Conversion of loans from shareholders into ordinary shares and stock warrant				350
Purchasing of property and equipment included in accounts payable		95
Issuance of ordinary shares as collateral for loan repayment		870
Partial conversion of convertible bridge loans and liability related to conversion feature of convertible bridge loans into ordinary shares	5,070	6,870
Issuance of stock warrants as part of convertible bridge loan received		792
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction		$ 88
Partial conversion of convertible loans and liability related to conversion feature of convertible bridge loans into ordinary shares				4,677
Fair value of derivative warrants liability and convertible bridge loans classified into equity in connection with convertible bridge loans converted				651
Issuance of ordinary shares as partial settlement of financial liability				530
Issuance of shares upon acquisition of an IPR&D				6,084
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility granted				315
Issuance of ordinary shares as commitment shares in exchange for equity line granted				482
Investment in affiliated company by issuance shares and commitment for issued shares as contingent consideration and commitment for additional funding				2,657
Issuance of ordinary shares and stock warrants in exchange for convertible bridge loans granted				$ 1,219
Cash used in purchased of subsidiary consolidated for the first time:
Net assets acquired			168
Goodwill acquired			7,761
Intangible assets acquired			1,500
Consideration in convertible promissory note			(4,989)
Consideration in Shares			(1,699)
Deferred tax liability			(315)
Net cash used in purchase of subsidiary consolidated for the first time			$ 2,426